Quarterly Holdings Report
for
Fidelity® Connecticut Municipal Income Fund
February 29, 2024
CTF-NPRT1-0424
1.814091.119
Municipal Bonds - 98.1%
	Principal Amount (a)	Value ($)
Connecticut - 96.6%
Bridgeport Gen. Oblig.:
Series 2016 D:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,045,750
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	3,090,000	3,231,373
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,100,011
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,079,460
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,068,667
Series 2021 A:
4% 8/1/38	800,000	813,393
4% 8/1/41	1,050,000	1,053,754
4% 8/1/46	375,000	364,663
4% 8/1/51	575,000	543,107
5% 8/1/35	450,000	505,066
Brookfield Gen. Oblig. Series 2020, 2% 8/15/35	365,000	301,928
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (b)	2,000,000	1,827,434
5% 7/1/49 (b)	2,925,000	2,996,346
Connecticut Gen. Oblig.:
Series 2015 B:
5% 6/15/27	4,825,000	4,944,067
5% 6/15/30	1,290,000	1,320,514
Series 2015 F, 5% 11/15/31	4,000,000	4,122,179
Series 2018 A, 5% 4/15/30	2,500,000	2,722,045
Series 2018 C, 5% 6/15/31	725,000	789,946
Series 2019 A:
5% 4/15/35	2,000,000	2,213,055
5% 4/15/36	2,300,000	2,532,110
5% 4/15/39	2,450,000	2,654,898
Series 2020 A, 3% 1/15/39	5,500,000	4,929,137
Series 2020 C, 3% 6/1/40	3,380,000	2,943,192
Series 2021 A:
3% 1/15/32	335,000	332,974
3% 1/15/35	1,850,000	1,786,136
3% 1/15/36	9,130,000	8,669,007
3% 1/15/37	2,875,000	2,669,243
3% 1/15/38	1,000,000	899,403
Series 2021 B, 3% 6/1/39	1,400,000	1,232,794
Series 2022 A, 4% 1/15/34	400,000	433,967
Series 2022 B, 2% 1/15/38	320,000	241,808
Series 2023 A:
5% 5/15/26	2,400,000	2,512,003
5% 5/15/27	900,000	964,658
Series 2023 B:
5% 8/1/26	3,000,000	3,155,841
5% 8/1/27	1,835,000	1,976,272
Series 2024:
5% 3/1/28	2,000,000	2,181,300
5% 1/15/29	2,000,000	2,220,816
5% 3/1/29	1,855,000	2,065,480
5% 1/15/30	1,335,000	1,511,067
5% 3/1/30	2,500,000	2,836,852
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	1,920,876
5% 7/1/32	1,000,000	1,051,801
Series 2017, 5% 7/1/30	2,400,000	2,530,025
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	84,685
5% 7/1/28	1,150,000	1,216,156
5% 7/1/29	350,000	370,660
5% 7/1/30	1,100,000	1,163,509
5% 7/1/31	1,300,000	1,372,072
5% 7/1/32	1,050,000	1,107,439
5% 7/1/33	700,000	737,407
5% 7/1/34	750,000	788,253
Bonds Series 2017 B2, 3.2%, tender 7/1/26 (c)	7,000,000	7,012,245
Series 2013 N:
5% 7/1/24	400,000	400,596
5% 7/1/25	300,000	300,287
Series 2014 E:
5% 7/1/28	3,260,000	3,274,676
5% 7/1/29	3,840,000	3,857,810
Series 2015 L, 5% 7/1/29	1,500,000	1,532,608
Series 2016 K, 4% 7/1/46	7,000,000	6,371,989
Series 2018 K3, 5% 7/1/38	985,000	993,404
Series 2019 A:
4% 7/1/49	1,365,000	1,228,295
5% 7/1/26	310,000	311,733
5% 7/1/29	1,290,000	1,321,648
5% 7/1/49 (d)	6,000,000	5,140,889
Series 2019 Q1, 3% 11/1/33	1,000,000	993,685
Series 2020 A, 4% 7/1/40	1,250,000	1,218,463
Series 2020 C, 4% 7/1/45	1,800,000	1,703,295
Series 2020 K:
5% 7/1/36	1,000,000	1,089,493
5% 7/1/37	1,750,000	1,892,441
5% 7/1/39	2,830,000	3,028,222
Series 2021 A, 3% 7/1/39	5,000,000	4,210,291
Series 2021 L, 3% 7/1/41	1,340,000	1,148,343
Series 2022 M:
4% 7/1/36	250,000	258,450
4% 7/1/37	260,000	266,641
4% 7/1/39	2,600,000	2,543,629
4% 7/1/40	3,300,000	3,200,097
4% 7/1/41	1,195,000	1,193,764
4% 7/1/42	1,750,000	1,666,396
Series 2023 E:
5% 7/15/38	900,000	980,254
5% 7/15/39	1,060,000	1,148,367
5% 7/15/40	1,300,000	1,397,739
Series E, 5% 7/1/28	1,250,000	1,253,718
Series G:
5% 7/1/29 (d)	1,055,000	1,058,558
5% 7/1/30 (d)	275,000	276,101
5% 7/1/34 (d)	695,000	691,770
5% 7/1/39 (d)	2,600,000	2,547,287
5% 7/1/50 (d)	1,000,000	905,483
Series K1:
5% 7/1/24	600,000	600,776
5% 7/1/25	1,240,000	1,241,148
5% 7/1/27	250,000	256,131
Series K3, 5% 7/1/48	3,695,000	3,537,041
Series L:
5% 7/1/26	1,000,000	1,020,324
5% 7/1/27	2,000,000	2,040,447
Series L1:
4% 7/1/24	650,000	649,261
4% 7/1/25	600,000	600,192
4% 7/1/26	1,175,000	1,186,126
4% 7/1/27	700,000	712,628
Series N:
4% 7/1/39	1,850,000	1,569,155
5% 7/1/24	375,000	374,730
5% 7/1/25	340,000	339,847
5% 7/1/27	430,000	432,716
5% 7/1/31	500,000	505,319
5% 7/1/32	550,000	555,078
5% 7/1/33	720,000	725,302
5% 7/1/34	675,000	678,398
Series R:
5% 6/1/37	1,000,000	1,093,969
5% 6/1/38	1,045,000	1,132,717
5% 6/1/39	1,595,000	1,719,950
5% 6/1/40	1,125,000	1,204,104
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series B:
5% 11/15/24 (b)	300,000	302,410
5% 11/15/25 (b)	400,000	407,843
5% 11/15/26 (b)	600,000	621,205
5% 11/15/27 (b)	610,000	636,517
5% 11/15/28 (b)	525,000	559,316
5% 11/15/29 (b)	530,000	570,808
Series C:
5% 11/15/24 (Escrowed to Maturity)	225,000	227,879
5% 11/15/25 (Escrowed to Maturity)	240,000	248,272
5% 11/15/26 (Escrowed to Maturity)	200,000	211,835
5% 11/15/27 (Pre-Refunded to 11/15/26 @ 100)	125,000	132,397
Series D:
5% 11/15/24 (Escrowed to Maturity)	425,000	430,291
5% 11/15/25 (Escrowed to Maturity)	250,000	258,407
5% 11/15/26 (Escrowed to Maturity)	180,000	190,410
Connecticut Hsg. Fin. Auth.:
Series 2016 F, 3.5% 5/15/39 (b)	455,000	449,340
Series 2018 E1, 4.25% 5/15/42	1,160,000	1,159,441
Series 2019 B1, 4% 5/15/49	2,350,000	2,337,364
Series 2019 F, 3.5% 11/15/43	2,300,000	2,264,286
Series 2020 A2, 2.2% 5/15/31 (b)	1,350,000	1,166,413
Series 2021 A1:
1.3% 5/15/30	2,000,000	1,669,590
1.6% 5/15/32	1,500,000	1,214,541
Series 2021 A3, 1.6% 5/15/32	2,240,000	1,811,874
Series 2021 B1, 3% 11/15/49	2,335,000	2,261,961
Series 2022 A1, 3.5% 11/15/51	975,000	952,742
Series A2:
5% 11/15/26 (b)	840,000	867,721
5% 5/15/27 (b)	1,890,000	1,964,462
5% 11/15/27 (b)	860,000	900,109
5% 5/15/28 (b)	615,000	645,686
5% 11/15/28 (b)	225,000	237,708
Series C:
5% 5/15/26 (b)	1,820,000	1,875,469
5% 5/15/27 (b)	800,000	835,203
5% 11/15/28 (b)	580,000	613,272
5% 5/15/29 (b)	1,115,000	1,193,311
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 5% 5/1/35	1,000,000	1,149,654
Series 2021 C:
5% 1/1/28	1,600,000	1,738,387
5% 1/1/30	3,500,000	3,958,546
5% 1/1/31	3,410,000	3,926,615
5% 1/1/32	2,500,000	2,927,101
Series A:
5% 5/1/28	1,000,000	1,094,556
5% 9/1/33	1,000,000	1,005,735
East Lyme Gen. Oblig. Series 2020, 3% 7/15/38	530,000	469,418
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,005
Series 2014 B:
5% 8/15/25	450,000	453,965
5% 8/15/26	700,000	706,616
5% 8/15/27	750,000	757,330
5% 8/15/28	385,000	388,770
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,099,766
5% 7/15/32	1,250,000	1,371,699
5% 7/15/33	1,000,000	1,095,065
5% 7/15/34	1,000,000	1,092,643
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (d)	2,000,000	2,016,919
Meriden Gen. Oblig.:
Series 2020 B, 2% 7/1/36	680,000	547,259
Series 2023:
3% 6/15/35	1,165,000	1,124,332
3.25% 6/15/36	565,000	550,970
Milford Gen. Oblig. Series 2021 A, 2% 11/1/33	330,000	283,701
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2021 A, 4% 8/15/38 (b)	3,330,000	3,255,821
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/30	600,000	610,163
5% 3/1/30 (Pre-Refunded to 3/1/25 @ 100)	1,260,000	1,282,684
5% 3/1/31 (Pre-Refunded to 3/1/25 @ 100)	1,955,000	1,990,196
Series 2017 C:
5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	1,635,000	1,729,020
5% 3/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900,000	2,009,348
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	630,066
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	784,090
Series 2015:
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,655,000	2,725,746
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,430,000	1,466,005
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	36,847
5% 8/15/28 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,564,983
5% 8/15/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,043,413
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,038,637
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,037,599
Series 2017 B, 5% 8/1/25	500,000	510,867
Series 2021 A, 4% 8/1/32	950,000	973,126
Series 2023:
5% 8/1/36 (Build America Mutual Assurance Insured)	400,000	456,296
5% 8/1/37 (Build America Mutual Assurance Insured)	550,000	621,582
5% 8/1/38 (Build America Mutual Assurance Insured)	300,000	335,430
5.25% 8/1/43 (Build America Mutual Assurance Insured)	1,900,000	2,123,150
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,049,812
5% 8/1/33	1,150,000	1,206,363
South Windsor Gen. Oblig. Series 2023, 3% 2/1/36	765,000	735,538
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021:
4% 4/1/31 (d)	390,000	368,135
4% 4/1/36 (d)	485,000	432,899
4% 4/1/41 (d)	660,000	560,336
4% 4/1/51 (d)	1,225,000	940,602
Stratford Gen. Oblig. Series 2019, 5% 1/1/27	1,990,000	2,113,731
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	4,800,691
Series 2023 A:
5% 8/15/29	1,500,000	1,682,313
5% 8/15/30	1,325,000	1,514,060
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/25	635,000	652,757
5% 11/1/26	635,000	662,583
Series 2017 B, 5% 11/1/32	400,000	419,732
Series 2021, 4% 9/15/41	1,125,000	1,080,233
Series 2024:
4% 2/15/44 (Build America Mutual Assurance Insured)	300,000	298,492
5% 2/15/25 (Build America Mutual Assurance Insured)	500,000	506,818
5% 2/15/27 (Build America Mutual Assurance Insured)	400,000	419,231
5% 2/15/29 (Build America Mutual Assurance Insured)	500,000	540,260
5% 2/15/31 (Build America Mutual Assurance Insured)	450,000	497,248
5% 2/15/33 (Build America Mutual Assurance Insured)	450,000	507,187
5% 2/15/35 (Build America Mutual Assurance Insured)	300,000	338,877
TOTAL CONNECTICUT		286,268,727
Puerto Rico - 1.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (d)	835,000	858,640
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	863,283	555,229
5.625% 7/1/27	100,000	105,548
5.625% 7/1/29	310,000	335,781
5.75% 7/1/31	735,000	819,384
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	855,000	649,432
Series 2019 A2, 4.329% 7/1/40	1,105,000	1,097,186
TOTAL PUERTO RICO		4,421,200
TOTAL MUNICIPAL BONDS (Cost $298,306,576)		290,689,927

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.30% (e)(f) (Cost $3,356,683)	3,355,835	3,356,506

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $301,663,259)	294,046,433
NET OTHER ASSETS (LIABILITIES) - 0.8%	2,363,895
NET ASSETS - 100.0%	296,410,328

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,797,619 or 5.3% of net assets.

(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.30%	9,227,996	20,365,004	26,236,000	39,490	(317)	(177)	3,356,506	0.1%
Total	9,227,996	20,365,004	26,236,000	39,490	(317)	(177)	3,356,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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